Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 552	$ 381	$ 808
Trade receivables Current	1,620	973	1,504
Accounts payable Current	2,879	2,319	2,564
Revenues	19,293	17,311	18,757
Costs and expenses	13,910	13,853	13,684
Current contract Assets	30	10	1
Investment in financial assets Current	390	264	319
Other receivables Non Current	337	158	205
Investment in financial assets Non Current	0	8	201
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	5	5	4
Trade receivables Current	79	47	70
Accounts payable Current	67	59	58
Revenues	556	449	494
Costs and expenses	286	299	383
Net interest income (loss)	2	2
Current contract Assets	16	3
Investment in financial assets Current	3	4
Investment in financial assets Non Current		4
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	30	1	20
Trade receivables Current	21	6	9
Accounts payable Current	25	18	22
Revenues	72	55	83
Costs and expenses	139	130	125
Net interest income (loss)		1
Investment in financial assets Current	4
Other receivables Non Current	159	43
Investment in financial assets Non Current		4
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	35	6	24
Trade receivables Current	100	53	79
Accounts payable Current	92	77	80
Revenues	628	504	577
Costs and expenses	425	429	508
Net interest income (loss)	2	3
Current contract Assets	16	3
Investment in financial assets Current	7	4
Other receivables Non Current	159	43
Investment in financial assets Non Current		8
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1
Revenues	1	0	0
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	1	1	2
Trade receivables Current	20	6	9
Accounts payable Current	1	1	3
Revenues	67	52	77
Costs and expenses	3	6	9
Net interest income (loss)	0	1
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	4		18
Accounts payable Current	13	10	10
Revenues	1	0	1
Costs and expenses	62	60	50
Investment in financial assets Current	4
Other receivables Non Current	140	43
Investment in financial assets Non Current		4
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	3	2	3
Costs and expenses	23	22	21
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	4	1	2
Costs and expenses	21	16	17
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	8
Accounts payable Current	4	4	4
Costs and expenses	30	26	28
Other receivables Non Current	19
Gas Austral [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Revenues	3	3	5
VMOS [Member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	17
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	5	5	4
Trade receivables Current	4	5	6
Accounts payable Current	43	39	40
Revenues	25	24	33
Costs and expenses	110	115	126
Net interest income (loss)		1
Investment in financial assets Current	3
Investment in financial assets Non Current		4
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	14	15	8
Accounts payable Current	17	15	12
Revenues	100	73	76
Costs and expenses	121	135	208
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	50	15	43
Accounts payable Current	1		1
Revenues	362	256	242
Costs and expenses	10	3	0
Net interest income (loss)	0	1
Current contract Assets	16	3
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	11	12	13
Accounts payable Current	1	1	3
Revenues	68	94	142
Costs and expenses	11	22	35
Net interest income (loss)	2
Investment in financial assets Current		4
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	3	2	2
Revenues	1	1	1
Costs and expenses	14	13	11
Sustentator [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Revenues	0	1
CT Barragan [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Costs and expenses		0	0
OTA [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	2	1
Costs and expenses	20	8	$ 3
OTC [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current		1
Costs and expenses	$ 0	$ 3